                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number: ____

  This Amendment (Check only one):     [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Asset Managers, LLP
Address:          P.O. Box 475 Barclays Court
                  Les Echelons, St. Peter Port
                  Guernsey, GYI 6 BA, Channel Islands

13F File Number:  28-10956

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jeremy D. Paulson-Ellis
Title:            Chairman
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

  /s/ Jeremy D. Paulson-Ellis     London, United Kingdom       May 15, 2006
        [Signature]                   [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]


Form 13F File Number                    Name

28-
   -----------------                    ----------------------------------
[Repeat as Necessary]
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total:  $1,654,202,702


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number      Name

     01       28-10955             Genesis Investment Management, LLP

GENESIS ASSET MANAGERS, LLP - MARCH 31, 2006

                                ITEM 2-
                               TITLE OR   ITEM 3 -                       ITEM 5 -   ITEM 6 - INV ITEM 7 - ITEM 8 -
ITEM 1 - STOCK NAME              CLASS      CUSIP      ITEM 4 - FMV       SHARES     DISCRETION   MANAGER  VOTING    AUTHORITY
-------------------            -------- ------------ ---------------- ------------- ------------ -------- -------- ------------
Anglogold Ashanti Spon          ADR     US0351282068    98,205,719.04  1,814,592.00     Sole         1        Sole 1,549,473.00
                                                                                                              None   265,119.00

Banco Macro Bansud              ADR     US05961W1053    11,027,037.00    480,900.00     Sole         1        Sole   421,200.00
                                                                                                              None    59,700.00

Bancoiombia                     ADR     US05968L1026    39,852,310.00  1,141,900.00     Sole         1        Sole   939,400.00
                                                                                                              None   202,500.00

Bank Forum                      GDR     US3498091038     7,415,908.76    581,827.00     Sole         1        Sole   581,827.00

Brasil Telecom Participacoes    ADR     US1055301097    98,044,584.13  2,701,697.00     Sole         1        Sole 1,849,797.00
                                                                                                              None   851,900.00

Cia de Bebidas das Americas     ADR     US20441W2035    50,435,040.00  1,174,000.00     Sole         1        Sole   818,600.00
                                                                                                              None   355,400.00

Cia de Bebidas das Americas CM  ADR     US20441W1045     7,783,722.00    207,400.00     Sole         1        Sole   135,180.00
                                                                                                              None    72,220.00

Coca-Cola Embonor B             ADR Re  US2908152083    20,170,758.07  2,310,643.00     Sole         1        Sole 1,801,743.00
                                                                                                              None   508,900.00

Commercial International Bank   GDR Re  US2017122050     7,680,440.00    628,000.00     Sole         1        Sole   515,400.00
                                                                                                              None   112,600.00

Companhia Brasileira De Dist.   ADR     US20440T2015    80,700,390.00  1,914,600.00     Sole         1        Sole 1,295,800.00
                                                                                                              None   618,800.00

Embotelladora Andina            ADR Re  US29081P2048    12,302,331.75    888,255.00     Sole         1        Sole   582,605.00
                                                                                                              None   305,650.00
Embotelladora Andina            ADS Re  US29081P3038    46,750,824.00  3,167,400.00     Sole         1        Sole
                                                                                                              None 1,753,000.00
                                                                                                                   1,414,400.00

Femsa                           ADS     US3444191064   271,793,440.10  2,965,235.00     Sole         1        Sole 2,002,274.00
                                                                                                              None   962.961.00


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

GENESIS ASSET MANAGERS, LLP - MARCH 31, 2006

                                ITEM 2-
                               TITLE OR   ITEM 3 -                       ITEM 5 -   ITEM 6 - INV ITEM 7 - ITEM 8 -
ITEM 1 - STOCK NAME              CLASS      CUSIP      ITEM 4 - FMV       SHARES     DISCRETION   MANAGER  VOTING    AUTHORITY
-------------------            -------- ------------ ---------------- ------------- ------------ -------- -------- ------------
GAIL India                      GDR     US36268T2069    93,378,195.00  2,197,134.00     Sole         1        Sole 1,810,934.00
                                                                                                              None   386,200.00
Galnaftogaz                     GDR     US20601L1044     6,429,421.35  1,059,300.00     Sole         1        Sole 1,059,300.00

Grupo Aeroportuario Pacifico            US4005061019     7,754,265.00    242,700.00     Sole         1        Sole   242,700.00

Gujarat Ambuja Cements          GDR     USY2943F1132     7,218,366.00  3,165,950.00     Sole         1        Sole 3,165,950.00

Kookmin Bank Spons              ADR     US50049M1099     6,833,048.00     79,900.00     Sole         1        None    79,900.00

Korea Electric Power Spon       ADR     US5006311063     3,844,800.00    178,000.00     Sole         1        Sole   119,600.00
                                                                                                              None    58,400.00
Lecico Egypt SAE                GDR     US5232402082     2,928,420.00    287,100.00     Sole         1        Sole   287,100.00

Lukoil                          ADR     US6778621044   179,752,103.40  2,155,301.00     Sole         1        Sole 1,803,001.00
                                                                                                              None   352,300.00
Mobile Telesystems              ADR     US6074091090   194,090,456.00  5,863,760.00     Sole         1        Sole 4,851,360.00
                                                                                                              None 1,012,400.00
MOL                             GDS     US6084642023    91,872,816.00    904,260.00     Sole         1        Sole   728,734.00
                                                                                                              None   175,526.00

Orascom Construction Inds       GDRRE   US68554N1063     5,628,193.75     68,812.00     Sole         1        Sole    68,812.00

Ranbaxy Laboratories            GDS     USY7187Y1166     6,427,488.00    653,200.00     Sole         1        Sole   653,200.00

SK Telecom Co                   ADR     US78440P1084    18,492,201.00    783,900.00     Sole         1        Sole   465,900.00
                                                                                                              None   318,000.00

Tele Norte Leste                ADR     US8792461068   165,242,088.00  9,906,600.00     Sole         1        Sole 6,790,900.00
                                                                                                              None 3,115,700.00

Unibanco                        ADR     US90458E1073    77,901,140.00  1,054,000.00     Sole         1        Sole   686,300.00
                                                                                                              None   367,700.00

Wimm-Bill-Dann Foods            ADR     US97263M1099    34,247,195.68  1,207,588.00     Sole         1        Sole 1,207,588.00
                                                     ---------------- -------------
                                                     1,654,202,702.03 49,783,954.00
                                                     ================ =============


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